                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Advisors, LLC
                                         1111 East Warrenville Road
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  December 31, 2004

DATE OF REPORTING PERIOD:  January 1, 2004 through December 31, 2004

                        Item 1. Reports to Stockholders

                            CALAMOS INVESTMENTS (R)

                        ANNUAL REPORT      Growth and
                    DECEMBER 31, 2004      Income Portfolio

                             [CALAMOS INVESTMENTS LOGO]

                               CALAMOS INVESTMENTS (R)

                          Strategies for Serious Money (R)

        1111 E. Warrenville Road, Naperville, IL 60563-1463 800.582.6959
                       www.calamos.com caminfo@calamos.com

               (C) 2005 Calamos Holdings LLC. All Rights Reserved. Calamos(R),CALAMOS INVESTMENTS(R), Strategies for Serious Money(R) and the Calamos(R) logo are registered trademarks of Calamos Holdings LLC.

Review and Outlook

Management Review and Outlook .....      1-2
Performance .......................        3
Portfolio Managers ................        4
Expense Overview ..................        5
Schedule of Investments ...........      6-8
Statements ........................     9-11
Notes to Financial Statements .....    12-16
Financial Highlights ..............       17
Report of Independent
Registered Public Accounting Firm .       18
Trustees and Officers (unaudited) .    19-20

CALAMOS GROWTH AND INCOME PORTFOLIO

[PHOTO OF JOHN P. CALAMOS]

      Dear Contract Owners:

      For the year ended December 31, 2004, the Calamos Growth and Income Portfolio, offered through the Kansas City Life Century II Variable Products gained 11.10%, which put it ahead of the stock market, as represented by the S&P 500 Index, which gained 10.88%, as well the Merrill Lynch All US Convertibles Index (VXA0) which returned 9.61%. However, the Portfolio's performance lagged the Value Line Convertibles Index, which moved up 11.72%.

      The Portfolio's performance for 2004 was fully in line with its strategy, which is to capture most of the market's upside through the use of convertible securities, and stocks, while still providing investors potential downside protection from the income provided by convertibles and other high-yield instruments.

      Looking forward in 2005, we believe that the combination of convertibles and stocks in the Calamos Growth and Income Portfolio will continue to offer risk-conscious investors a way to participate in the market's upward movements, while still providing a "cushion" of income to see them through more turbulent times. As always, we are pleased to be a part of the Century II lineup, and we thank you for your continued investment in the Calamos Growth and Income Portfolio.

      Sincerely,

      /s/ John P. Calamos, Sr.
      ------------------------
      John P. Calamos, Sr.
      Chairman
      Chief Executive Officer/Chief Investment Officer

      A Message from the Chief Investment Officer

Management Review and Outlook

WHAT IS THE GROWTH AND INCOME PORTFOLIO AND WHO SHOULD INVEST IN IT?

The Calamos Growth and Income Portfolio seeks to maintain a consistent balance of risk and reward throughout all market cycles. It does so by dynamically allocating among three different types of securities: stocks, bonds, and convertible securities.

At different points in the market cycle, the portfolio will be more "equity-sensitive," looking to capture most, if not all of the equity market's upside movement. At other times, the portfolio will be more "defensive," with a view to providing greater protection against market declines. And, at still other times, the portfolio will attempt to balance these two approaches.

At the core of the Portfolio's strategy are convertible securities, a "hybrid" that combines some of the characteristics of stocks and bonds. Like a bond, a convertible generally pays interest on a regular basis. However, as its name implies, a convertible can convert, or be exchanged for equity, offering greater upside potential than a "straight" bond.

WHAT FACTORS HAD A SIGNIFICANT IMPACT ON THE CALAMOS GROWTH AND INCOME
PORTFOLIO?

In 2004, the Portfolio's ownership of equities, and equity-linked convertibles was a significant benefit, as these securities outperformed regular convertible securities for the year. In addition, the Portfolio benefited from security selection in the Energy, Utilities, and Consumer Discretionary sectors.

Adherence to our long-term investment philosophy did hold back the Portfolio somewhat in 2004. Our allocation to equity-sensitive convertibles and convertible preferred securities had a negative effect as plain equities outperformed these hybrid securities. In addition, security selection in the Health Care and Telecommunications sectors, as well as the Portfolio's weighting in the Utilities sector, limited gains for the year.

We continue to focus the Portfolio on sectors and industries likely to benefit from rising business capital expenditures and increased consumer spending based on higher wages and realized capital gains. With respect to the different types of convertible securities, we still prefer those with greater equity sensitivity and expect to shy away from those whose valuations are closely tied to interest rates. Believing that fundamentals -- including corporate profitability, business capital expenditures, and consumer net worth -- are strong, we have positioned the Portfolio for a continued economic expansion. Among equities, looking at key indicators, such as interest rates, unemployment, and energy costs, we see numbers well within normal bounds for a growing economy. Accordingly, we are emphasizing higher-quality, sustainable growth names that we believe offer the best balance of risk and reward in the current phase of the economic cycle.

1 CALAMOS GROWTH AND INCOME PORTFOLIO

WHAT IS THE OUTLOOK FOR THE CALAMOS GROWTH AND INCOME PORTFOLIO?

In 2004, the economy showed remarkable resiliency, fighting off escalating oil prices, a declining dollar, hurricanes, and a bitter election battle, with the press all the while painting a picture of a sluggish, downtrodden economy. Despite all of this, the U.S. economy grew at a very healthy 4.4% rate (the highest growth rate of all major developed nations) and the global economy grew at the fastest pace in more than 25 years.

As a result of such economic strength, the stock and bond markets also turned in respectable years and the Portfolio was positioned to capture much of this upturn. That's because following the downturn of three years ago, we positioned the Portfolio with an expectation that the downturn was "cyclical, not secular" and in anticipation of a rebound, we became more aggressive than normal by emphasizing companies that benefit more so during a rebound. Examples of this type of holding include companies in economically sensitive (or "cyclical") industries, below-investment grade bonds, and equity-sensitive positions in general.

Now, with the economy on more solid footing and corporate profits in solid shape, the playing field has changed. Therefore, we expect to adjust the Portfolio to have less of an emphasis on economic sensitivity. Our focus is on companies with stable growth prospects and less on those that are aggressively financed. The shift in the Portfolio's positioning will not be dramatic but will occur gradually over the next six months, and will result in a slightly more defensive positioning. This measured pace is typical for us. As part of our discipline, we try to position the Portfolio for the long term, looking three- to five-years out; but in doing so we use a six- to nine-month window to assess current positions and modify our longer-term view as warranted. As 2005 unfolds, we look forward to applying these principles as we strive to serve your long-term investment goals.

                                               ANNUAL REPORT DECEMBER 31, 2004 2

Growth and Income Portfolio

CALAMOS GROWTH AND INCOME PORTFOLIO

Average Annual Total Return* as of 12/31/04

                                    SINCE INCEPTION
ONE YEAR   THREE YEAR   FIVE YEAR   (5/19/99-12/31/04)
 11.10%      10.24%       6.15%          9.44%

Returns are net of all fees and expenses incurred by the Portfolio.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. An investment's return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Due to ongoing market volatility, performance is subject to substantial short-term fluctuations.

Calamos Growth and Income Portfolio
[LINE GRAPH]

5/9/99           12/04
$10,000         $16,600
                $13,564
                $ 9,805

*Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average, assuming reinvestment of income and capital gain distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Note: Without expense limits, the Portfolio's total return would have been lower.

Source: Russell/Mellon Analytical Services, Inc.

This chart compares the Portfolio's performance to that of the Value Line Convertible Index with net distribution over time. This index is an unmanaged broad-based statistical composite and its performance does not include sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. The historical performance of the index is shown for illustrative purposes only; it is not meant to forecast, imply or guarantee the future performance of any investment vehicles. It is not possible to invest directly into an index. Results are hypothetical.
Inception of the Portfolio is 5/19/99. Performance of the Value Line Convertible Index and S&P 500 Index begins 5/1/99.

Sector Chart as of 12/31/04
[BAR GRAPH]

Sector allocations are based on total investments (excluding security lending collateral and short-term investments) and may vary over time.

3 CALAMOS GROWTH AND INCOME PORTFOLIO

                                                              Portfolio Managers

[PHOTO OF JOHN P. CALMOS]

      JOHN P. CALAMOS
      Chairman, Chief Executive Officer and Chief Investment Officer

      John P. Calamos, the founder of Calamos Advisors LLC, has pioneered investment strategies and techniques to help manage risk for major institutional and individual investors throughout the country. Spanning nearly 30 years, his experience includes a long and successful history of using investment techniques designed to help control risk during volatile market periods.

      Mr. Calamos received his undergraduate degree in Economics and M.B.A. in Finance from the Illinois Institute of Technology. Joining the United States Air Force after graduation, he served as a combat pilot during the Vietnam War and ultimately earned the rank of Major.

      Mr. Calamos is a member of the Investment Analysts Society of Chicago. A frequent speaker at investment seminars and conferences, he has taught graduate level courses on finance and investments and is often quoted as an authority on risk-managed investment strategies in Barron's, Fortune, Forbes, Pensions & Investments, Financial World, Nation's Business, The Wall Street Journal and on CNBC and Bloomberg Forum. Mr. Calamos has written two books: Investing in Convertible Securities: Your Complete Guide to the Risks and Rewards, and Convertible Securities: the Latest Instruments, Portfolio Strategies, and Valuation Analysis. The author of a chapter on convertibles for the Pension Investment Handbook by Ibbotson Associates, he has also written articles for publications such as Personal Financial Planning, Pension World, Pensions & Investments, Journal of Investing and Financial Executive. Mr. Calamos' latest press interviews include appearances on CNNfn's Halftime Report, Louis Rukeyser's Wall $treet Week, and Nightly Business Report.

[PHOTO OF NICK P. CALAMOS]

      NICK P. CALAMOS, CFA
      Senior Executive Vice President, Head of Investments/CIO

      As Head of Investments, Nick P. Calamos oversees research and portfolio management for CALAMOS INVESTMENTS' family of mutual funds, closed-end funds, and separately managed accounts. He has been a key architect in the portfolio management and development of investment strategies across equities, high yield bonds, convertible securities, and alternative investments, using proprietary tools and processes. He received his undergraduate degree in Economics from Southern Illinois University and an M.S. in Finance from Northern Illinois University. He joined the firm in 1983.

      A Chartered Financial Analyst (CFA), Nick is a member of the Investment Analysts Society of Chicago. His book, Convertible Arbitrage: Insights and Techniques for Successful Hedging, was released in July 2003. He is often quoted in the press, including The Wall Street Journal, Barron's, Fortune, BusinessWeek, and Pensions & Investments. He has also appeared on CNBC, CNNfn, Bloomberg TV, and Wall $treet Week with Fortune.

                                               ANNUAL REPORT DECEMBER 31, 2004 4

Expense Overview

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment. You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. Therefore, the charts are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. For more information about the Portfolio's expenses, see your fund's prospectus or talk to your financial adviser.

ACTUAL EXPENSES - In this chart, you'll see the actual expenses you would have paid on a $1,000 investment made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004. This chart also shows the actual returns, after expenses, you would have earned during that time. This chart can help you estimate your own expenses. For example, if you invested $8,600 in the Portfolio, simply divide $8,600 by $1,000, then multiply that result by the figure in the "Actual Expenses per $1,000" row. (In this example, you would multiply 8.6 times the figure.)

Beginning Value                   $1,000.00
Actual Expenses per $1,000*       $    6.67
Ending value                      $1,073.50
                                  ---------
Annualized Expense Ratio               1.28%
                                  ---------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - In this chart, you'll see the hypothetical expenses you would have paid on a $1,000 investment from July 1, 2004 to December 31, 2004, and the hypothetical returns, after expenses, you would have earned during that time. The Securities and Exchange Commission (SEC) has established the guidelines for this chart, including the 5% annual return before expenses, which is what you'll see in the chart. Note that this chart will not help you determine your own expenses, but will help you compare expenses of the Portfolio to the expenses of another fund since the information for that fund should be calculated using the same assumptions.

Beginning Value                       $1,000.00
Hypothetical Expenses per $1,000*     $    6.50
Ending value                          $1,018.70
                                      ---------
Annualized Expense Ratio                   1.28%
                                      ---------

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365.

5 CALAMOS GROWTH AND INCOME PORTFOLIO

                                                     Growth and Income Portfolio

                                       SCHEDULE OF INVESTMENTS DECEMBER 31, 2004

PRINCIPAL
  AMOUNT                                     VALUE
-----------                                ----------
Convertible Bonds (41.3%)

            Consumer Discretionary (9.1%)

$ 340,000   Carnival Corp.(a) 0.000%,      $  328,525
            10/24/21
   90,000   CKE Restaurants, Inc. 4.000%,     161,212
            10/01/23
  250,000   Eastman Kodak
            Company(a)
            3.375%, 10/15/33                  314,062

  225,000   Gap, Inc. 5.750%, 03/15/09        299,531

  230,000   Goodyear Tire & Rubber
            Company(b)
            4.000%, 06/15/34                  332,350

  225,000   International Game
            Technology(b)
            0.000%, 01/29/33                  172,969

  125,000   Lamar Advertising Company(a)
            2.875%, 12/31/10                  138,594

            Liberty Media Corp. (Time
            Warner)

  310,000   0.750%, 03/30/23(a)               374,713

  200,000   0.750%, 03/30/23(b)               241,750

  660,000   Royal Caribbean Cruises, Ltd.
            0.000%, 02/02/21                  424,875

  260,000   Walt Disney Company(a)
            2.125%, 04/15/23                  290,550
                                           ----------
                                           $3,079,131
                                           ----------
            Consumer Staples (1.3%)

$ 100,000   Bunge, Ltd. 3.750%, 11/15/22   $  180,375
  200,000   Church & Dwight Company,
            Inc.(b) 5.250%, 08/15/33          261,750
                                           ----------
                                           $  442,125
                                           ----------

            Energy (4.4%)

$ 170,000   BJ Services Company 0.395%,
            04/24/22                       $  141,950

  530,000   Halliburton Company, Inc. (a)
            3.125%, 07/15/23                  654,550

  240,000   Nabors Industries, Inc.           235,800
            0.000%, 06/15/23

   50,000   OMI Corp.(b) 2.875%, 12/01/24      48,625

  225,000   Schlumberger NV (Schlumberger,
            Ltd.) 2.125%, 06/01/23            244,125

  125,000   Veritas DGC, Inc.(b)(c)           148,516
            1.740%, 03/15/24               ----------

                                           $1,473,566
                                           ----------

            Financials (6.9%)

$ 630 000   American Financial Group, Inc.
             1.486%, 06/02/33              $  273,262

  105,000   CapitalSource, Inc.(b) 3.500%,    110,512
            07/15/34

  420,000   Host Marriott Corp.(b) 3.250%,    485,100
            04/15/24

  160,000   Lehman Brothers Holdings, Inc.
            0.250%, 12/06/11                  179,776

  150,000   Markel Corp. 0.000%, 06/05/31      65,625

  160,000   Morgan Stanley (Anadarko,
            Diamond) 0.250%, 12/30/11         161,900

  530,000   Morgan Stanley (Bristol Myers,
            Biogen, Merc) 0.250%, 04/01/09    504,163

  169,000   Providian Financial Corp. (a)
            4.000%, 05/15/08                  237,234

  300,000   Select Insurance Group(b)
             1.616%, 09/24/32                 184,875

   85,000   Silicon Valley Bancshares(b)
            0.000%, 06/15/08                  116,131
                                           ----------
                                           $2,318,578
                                           ----------
            Health Care (5.4%)

$ 270,000   Advanced Medical Optics,
            Inc.(b)
            2.500%, 07/15/24               $  294,975

  435,000   Celgene Corp.
            1.750%, 06/01/08                  562,781

  190,000   Cytyc Corp.(b) 2.250%,            230,375
            03/15/24

  110,000   First Horizon Pharmaceutical
            Corp.(b) 1.750%, 03/08/24         133,100

  125,000   Medicis Pharmaceutical
            Corp.(c) 1.500%, 06/04/33         135,781

   70,000   SFBC International, Inc.(b)
            2.250%, 08/15/24                   86,013

            Teva Pharmaceutical
            Industries, Ltd.

  230,000   0.250%, 02/01/24                  234,600

  150,000   0.500%, 02/01/24(a)               153,563
                                           ----------
                                           $1,831,188
                                           ----------

            Industrials (5.1%)
            AGCO Corp.

$ 110,000   1.750%, 12/31/33               $  129,250

  100,000    1.750%, 12/31/33(b)              117,500

  150,000   Armor Holdings, Inc. 2.000%,      171,187
            11/01/24

  100,000   Titan International, Inc.(b)
            5.250%, 07/26/09                  139,125

            Tyco International, Ltd.(b)
  385,000   3.125%, 01/15/23                  648,725

  310,000   2.750%, 01/15/18                  492,900

   30,000   United Industrial Corp.(b)
            3.750%, 09/15/24                   36,338
                                           ----------
                                           $1,735,025
                                           ----------

            Information Technology (6.0%)

$ 180,000   Andrew Corp.(b) 3.250%,        $  233,775
            08/15/13

  285,000   Anixter International, Inc.
            0.000%, 07/07/33                  157,819

  200,000   BearingPoint, Inc.(a)(b)          211,250
            2.500%, 12/15/24

  235,000   CommScope, Inc.(b) 1.000%,        252,331
            03/15/24

  110,000   CSG Systems International,
            Inc.(b) 2.500%, 06/15/24          112,475

  150,000   Digital River, Inc.(b) 1.250%,    177,375
            01/01/24

   56,000   Euronet Worldwide, Inc.(b)
            1.625%, 12/15/24                  59,850

 190,000   Juniper Networks, Inc.(b)
            0.000%, 06/15/08                  284,288

  160,000   Micron Technology, Inc. (a)
            2.500%, 02/01/10                  190,000

  180,000   Serena Software, Inc. 1.500%,     211,950
            12/15/23

  150,000   Solectron Corp. 0.500%,           132,375
            02/15/34                       ----------
                                           $2,023,488
                                           ----------

See Acompanying Notes to Schedule            ANNUAL REPORT | DECEMBER 31, 2004 6
of Investments

Growth and Income Portfolio
SCHEDULE OF INVESTMENTS DECEMBER 31, 2004

PRINCIPAL
  AMOUNT                                     VALUE
-----------                               -----------
Convertible Bonds (cont.)

            Materials (2.4%)

$ 200,000   Century Aluminum Company(b)
            1.750%, 08/01/24              $   218,750

  115,000   Freeport-McMoRan Copper
            & Gold, Inc. 7.000%,02/11/11      173,075

  100,000   Graftech International,
            Ltd.(a)(b) 1.625%,01/15/24         93,125

  245,000   Massey Energy Company(b)
            2.250%,04/01/24                   321,869
                                          -----------
                                             $806,819
                                          -----------
            Telecommunication Services
            (0.7%)

$135,000    Nextel Partners, Inc. (a)
            1.500%,11/15/08               $   218,025
                                          -----------
TOTAL CONVERTIBLE BONDS

(Cost $12,312,563)                        $13,927,945

NUMBERS OF
SHARES                                           VALUE
----------                                    ----------
Convertible Preferred Stocks (10.2%)

           Consumer Discretionary (1.9%)

12,400     Ford Motor Company Capital Trust
           II 6.500%                          $  654,596
                                              ----------
           Energy (2.1%)

 2,000     Amerada Hess Corp. 7.000%          $  147,900

12,000     Valero Energy Corp. 2.000%            544,500
                                              ----------
                                              $  692,400
                                              ----------

           Financials (3.9%)

 5,350     Genworth Financial, Inc. 6.000%    $ 173,393

 4,320     Hartford Financial Services
           Group, Inc. 7.000%                    284,904

 5,000     IndyMac  Bancorp, Inc. 6.000%         295,500

 5,000     Marshall & Ilsley Corp. 6.500%        142,050

 1,000     Reinsurance Group of America,
           Inc. 5.750%                            61,500

 6,700     Washington Mutual, Inc. 5.375%        373,525
                                              ----------
                                              $1,330,872
                                              ----------

           Health Care (0.5%)

 2,800     Baxter International, Inc.
           (a)7.000%                          $  158,088
                                              ----------
           Industrials (0.4%)

 1,350     Cummins, Inc. 7.000%               $  123,694
                                              ----------
           Materials (0.4%)

   700     Phelps Dodge Corp. 6.750%          $  144,802
                                              ----------
           Telecommunication Services (1.0%)

 6,175     ALLTEL Corp. 7.750%                $  326,596
                                              ----------

TOTAL CONVERTIBLE PREFERRED STOCKS

(Cost $2,950,223)
                                              $3,431,048
Common Stocks (46.4%)

           Consumer Discretionary_(11.8%)

 3,175     Carnival Corp.                     $  182,976

 4,800     eBay, Inc.(d)                         558,144

 1,800     Genuine Parts Company                  79,308

10,000     Harley- Davidson,Inc.                 607,500

18,600     Home Depot, Inc.                      794,964

11,228     J.C. Penney Company, Inc.             464,839

 4,400     Jack in the Box, Inc.(d)              162,228

12,620     Starbucks Corp.(d)                    786,983

 7,300     YUM! Brands, Inc.                     344,414
                                              ----------
                                              $3,981,356
                                              ----------

           Consumer Staples (2.4%)

24,000     Archer - Daniels-Midlland          $  535,440

11,400     Company Sara Lee Corp.                275,196
                                              ----------
                                              $  810,636
                                              ----------

           Energy (3.0%)

 2,350     Anadarko Petroleum Corp.           $  152,303

 5,000     Forest Oil Corp.(a)(d)                158,600

 5,000     Noble Energy, Inc.                    308,300

 7,942     Plains Exploration &
           Production Company (a) (d)            206,492

 5,750     XTO Energy, Inc.                      203,435
                                              ----------
                                              $1,029,130
                                              ----------

           Financials (3.8%)

 6,000     Allstate Corp.                     $  310,320

 4,400     American  Financial Group, Inc.       137,764

 2,940     Prudential Financial,Inc.             161,582

 6,250     Safeco Corp.                          326,500

 2,600     Torchmark Corp.                       148,564

 5,000     Washington Mutual, Inc.               211,400
                                              ----------
                                              $1,296,130
                                              ----------

           Health Care (3.8%)
 6,250     Biomet, Inc.                       $  271,188

 8,300     UnitedHealth Group, Inc.              730,649

 2,394     Wellpoint Health Networks, Inc.(d) $  275,310
                                              ----------
                                              $1,277,147
                                              ----------
           Industrials (6.3%)

 6,000     Boeing Company                     $  310,620

 3,500     Burlington Northern Same Fe Corp.     165,585

19,500     Cendant Corp.                         455,910

 3,000     General Dynamics Corp.                313,800

 7,100     H&R Block, Inc.                       347,900

 4,072     L-3 Communications Holdings           298,233

 6,000     Raytheon Company                      232,980
                                              ----------
                                              $2,125,028
                                              ----------

7 CALAMOS GROWTH AND INCOME PORTFOLIO         See accompanying Notes to Schedule
                                              of Investments

                                                     Growth and Income Portfolio

                                       SCHEDULE OF INVESTMENTS DECEMBER 31, 2004

NUMBER OF
  SHARES                                                        VALUE
---------                                                    -----------
           INFORMATION TECHNOLOGY (9.9%)

 4,200     Anlxcer International, Inc.                       $   151,158
18,600     Autodesk, Inc.                                        705,870
10,000     Borland Software Corp.(d)                             116,800
 9,500     Infosys Technologies, Ltd.(a)                         658,445
15,800     Microsoft Corp.                                       422,018
12,716     Motorola, Inc.                                        218,715
32,000     Nokia Corp.                                           501,440
 7,500     NVIDIA Corp.(d)                                       176,700
14,644     Symantec Corp.(d)                                     377,230
                                                             -----------
                                                             $ 3,328,376
                                                             -----------
           MATERIALS (3.1%)

 8,500     Allegheny Technologies, Inc.                      $   184,195
 5,500     Louisiana-Pacific Corp.                               147,070
 9,700     Monsanto Company                                      538,835
 3,110     Nucor Corp.                                           162,777
                                                             -----------
                                                             $ 1,032,877
                                                             -----------

           UTILITIES (2.3%)

56,000     AES Corp.(d)                                      $   765,520
                                                             -----------
TOTAL COMMON STOCKS
(Cost $12,887,394)                                           $15,646,200

PRINCIPAL
 AMOUNT                                                        VALUE
---------                                                     --------
SHORT-TERM INVESTMENT (2.0%)
 $696,000   Citigroup Inc. 2.000%, 01/03/05
            (Cost $695,923)                                   $695,923
                                                              --------

NUMBER OF
 SHARES                                                          VALUE
---------                                                     -----------
            INVESTMENT OF CASH COLLATERAL
            FOR SECURITIES ON LOAN (11.0%)
3,698,098   Bank of New York Institutional Cash
            Reserve Fund current rate 2.386%
            (Cost $3,698,098)                                 $ 3,698,098
                                                              -----------
            TOTAL INVESTMENTS (110.9%)
            (Cost $32,544,201)                                $37,399,214
                                                              -----------

            LIABILITIES, LESS OTHER ASSETS
            (-10.9%)                                          $(3,679,896)
                                                              -----------

            NET ASSETS (100.0%)                               $33,719,318
                                                              -----------

NOTES TO SCHEDULE OF INVESTMENTS

(a)   Security, or portion of security, is on loan.

(b) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At December 31 , 2004, the market value of 144A securities that could not currently be exchanged to registered form was $1,590,454 or 4.7% of net assets.

(c) Adjustable. The interest rate shown is the rate in effect at December 31, 2004.

(d)   Non-income producing security.

See accompanying Notes to Schedule
  of Investments                               ANNUAL REPORT DECEMBER 31, 2004 8

Growth and Income Portfolio

STATEMENT OF ASSETS AND LIABILITIES     FOR THE YEAR ENDED DECEMBER 31, 2004

                      ASSETS
Investments, at value* (cost $32,544,201)                       $ 37,399,214
Cash with custodian (interest bearing)                                   208
Accrued interest, dividends and other receivables                     82,492
Receivable for Fund shares sold                                        4,697
Other assets                                                          17,574
                                                                ------------
Total assets                                                    $ 37,504,185
                                                                ------------
LIABILITIES AND NET ASSETS

Payable upon return of securities loaned                        $  3,698,098
Payable for investments purchased                                     18,909
Payable for Fund shares redeemed                                          46
Payable to investment advisor                                         21,106
Payable to financial accountant                                          462
Other accounts payable and accrued liabilities                        46,246
                                                                ------------
TOTAL LIABILITIES                                               $  3,784,867
                                                                ------------
NET ASSETS                                                      $ 33,719,318
                                                                ============
                   ANALYSIS OF NET ASSETS
Paid-in capital                                                 $ 29,309,576
Undistributed net investment income (loss)                            57,033
Accumulated net realized gain (loss) on investments
and foreign currency transactions                                   (502,304)
Net unrealized appreciation (depreciation) of investments          4,855,013
                                                                ------------
NET ASSETS                                                      $ 33,719,318
                                                                ============
Shares outstanding
(no par value; unlimited number of shares authorized)              2,411,893
Net asset value and redemption price per share                  $      13.98

* Includes securities on loan with a value of $3,599,055.
See accompanying Notes to Financial Statements

9 CALAMOS GROWTH AND INCOME PORTFOLIO

                                   Growth and Income Portfolio

STATEMENT OF OPERATIONS | FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME
Dividends*                           $344,970
Interest                              336,771
Securities lending income               8,987
                                     --------
TOTAL INVESTMENT INCOME              $690,728
                                     --------
EXPENSES

Investment advisory fees             $209,932
Financial accounting service fees       2,659
Audit and legal fees                   83,145
Trustees' fees                         20,364
Custodian fees                         18,479
Accounting fees                        15,991
Transfer agent fees                     2,170
Other                                  13,424
                                     --------
TOTAL EXPENSES                       $366,164
                                     --------
NET INVESTMENT INCOME (LOSS)         $324,564
                                     --------

REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) from:
 Investments                                 $  949,936
 Foreign currency transactions                     (951)
Change in net unrealized appreciation
/depreciation of:
 Investments                                 $1,858,703
                                             ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS                $2,807,688
                                             ----------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                    $3,132,252
                                             ==========

* Net of foreign taxes withheld of $151
See accompanying Notes to Financial Statements

                                              ANNUAL REPORT DECEMBER 31, 2004 10

Growth and Income Portfolio

STATEMENTS OF CHANGES IN NET ASSETS | FOR THE YEARS ENDED 2004 AND 2003

                                                           YEAR ENDED               YEAR ENDED
                                                        DECEMBER 31, 2004        DECEMBER 31, 2003
                                                        -----------------        -----------------
OPERATIONS
Net investment income (loss)                                 $    324,564             $    572,220
Net realized gain (loss) from
investments and foreign currency transactions                     948,985                  382,534
Change in net unrealized
appreciation/depreciation of investments                        1,858,703                3,323,544
                                                             ------------             ------------
Net increase (decrease) in net                                  3,132,252                4,278,298
assets resulting from operations                             ------------             ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM

Net investment income                                        $   (357,077)            $   (611,634)
                                                             ------------             ------------
Net Increase (Decrease) in Net Assets From

CAPITAL SHARE TRANSACTIONS

Issued                                                       $ 10,654,791             $  4,112,433
Issued in reinvestment of distributions                           357,077                  611,634
Redeemed                                                       (2,435,364)              (1,886,489)
                                                             ------------             ------------
Net increase (decrease) in net assets                           8,576,504                2,837,578
resulting from capital share transactions

TOTAL INCREASE (DECREASE) IN NET ASSETS                      $ 11,351,679             $  6,504,242
                                                             ------------             ------------
NET ASSETS

Beginning of period                                          $ 22,367,639             $ 15,863,397
                                                             ------------             ------------
End of period                                                  33,719,318               22,367,639
                                                             ------------             ------------
Undistributed net investment income (loss)                   $     57,033             $    100,941
                                                             ------------             ------------
CAPITAL SHARE TRANSACTIONS

Shares issued                                                     814,736                  353,754
Shares issued in reinvestment of distributions                     27,011                   52,010
Shares redeemed                                                  (184,972)                (166,886)
                                                             ------------             ------------
Net increase (decrease) in capital shares outstanding             656,775                  238,878
                                                             ------------             ------------

See accompanying Notes to Financial Statements

11 CALAMOS GROWTH AND INCOME PORTFOLIO

                                                   Notes to Financial Statements

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. Calamos Advisors Trust, a Massachusetts business trust organized on February 17, 1999 (the "Trust"), consists of a single series, Calamos Growth and Income Portfolio (the "Portfolio"). The Trust currently offers the Portfolio's shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio commenced investment operations on May 19, 1999. The Portfolio seeks high long-term total return through growth and current income.

PORTFOLIO VALUATIOn. In computing the net asset value of the Portfolio, portfolio securities, including options, that are traded on a national securities exchange are priced at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Portfolio may also use fair value pricing, if the value of a security it holds, pursuant to Board of Trustees' guidelines, may be materially affected by events occurring before the Portfolio's pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Portfolio's net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the spot market rate of exchange at the date of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transaction.

                                            ANNUAL REPORT 1 DECEMBER 31, 2004 12

Notes to Financial Statements

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, foreign currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, among others, is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

USE OF ESTIMATES. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

INDEMNIFICATIONS. Under the Portfolio's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, in the normal course of business, the Portfolio enters into contracts that provide general indemnifications to other parties. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE 2 - INVESTMENT ADVISER AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES

Pursuant to an investment advisory agreement with Calamos Advisors LLC ("Calamos Advisors"), the Portfolio pays an annual fee, payable monthly, equal to 0.75% of the average daily net assets of the Portfolio.

Since April 1, 2004, Calamos Advisors has received a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of combined assets; 0.0150% on the next $1 billion of combined assets; and 0.0110% on combined assets above $2 billion for financial accounting services (for purposes of this calculation combined assets means the total assets of Calamos Investment Trust, Calamos Advisors Trust, Calamos Convertible and High Income Fund and Calamos Strategic Total Return Fund). Effective November 1, 2004, the total assets of Calamos Convertible Opportunities and Income Fund were included in combined assets. Financial accounting services

 13 CALAMOS GROWTH AND INCOME PORTFOLIO

                                                   Notes to Financial Statements

include, but are not limited to, the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking, and reporting tax adjustments on all assets and monitoring trustee deferred compensation plan accruals and valuations. The Portfolio will pay its pro rata share of the financial accounting service fee payable to Calamos Advisors based on relative assets of the Portfolio.

Certain officers and trustees of the Portfolio are also officers and directors of Calamos Financial Services LLC ("CFS") and Calamos Advisors. All officers and affiliated trustees serve without direct compensation from the Portfolio.

The Portfolio has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" of Calamos Advisors and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Portfolio. The deferred compensation payable to the participating trustee is credited to the participating trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of a participating trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Calamos Investment Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Deferred compensation investments of $17,544 are included in "Other assets" on the Statement of Assets and Liabilities at December 31, 2004. The Portfolio's obligation to make payments under the Plan is a general obligation of the Portfolio and is included in "Other accounts payable and accrued liabilities" on the Statement of Assets and Liabilities at December 31, 2004.

NOTE 3 - INVESTMENTS

Purchases and sales of investments, other than short-term obligations, for the year ended December 31, 2004 were as follows:

Purchases             $ 29,835,738
Proceeds from sales     21,645,286

The following information is presented on an income tax basis as of December 31, 2004. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for Federal income tax purposes at December 31, 2004 was as follows:


Cost basis of investments                    $ 32,468,812
                                             ============
Gross unrealized appreciation                   5,187,022

Gross unrealized depreciation                    (256,620)
                                             ------------
Net unrealized appreciation (depreciation)   $  4,930,402
                                             ============

                                              ANNUAL REPORT DECEMBER 31, 2004 14

Notes to Financial Statements

NOTE 4 - INCOME TAXES

No provision has been made for income taxes because the Portfolio's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders substantially all of its taxable income and gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting on fixed income securities. Financial records are not adjusted for temporary differences.

For the year ended December 31, 2004, the Portfolio recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.


Paid-in capital                                       $          -
Undistributed net investment income (loss)                 (11,395)
Accumulated net realized gain (loss) on
  investments and foreign currency transactions             11,395
As of December 31, 2004, the components of net
  assets on a tax basis were as follows:
Undistributed ordinary income                         $    176,899
Undistributed capital gains                                      -
                                                      ------------
Total undistributed earnings                               176,899
Accumulated capital and other losses                      (682,527)
Net unrealized gains/(losses)                            4,930,402
                                                      ------------
Total accumulated earnings/(losses)                      4,424,774
Other                                                      (15,032)
Paid-in capital                                         29,309,576
                                                      ------------
                                                      $ 33,719,318
                                                      ============

Distributions during the fiscal years ended December 31, 2004 and December 31, 2003 were characterized for income tax purposes as follows:


                               2004           2003
                             --------       --------
DISTRIBUTIONS PAID FROM:

Ordinary Income              $357,007       $611,634
Long-Term Capital Gain              -              -

The Portfolio intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. For the year ended December 31, 2004, the Portfolio utilized $769,151 of capital losses.

As of December 31, 2004, the Portfolio had net tax basis capital loss carryforwards of $414,734 and $195,660 which will expire, if not used, in 2010 and in 2009, respectively. In addition, the Portfolio had a Post-October contingent payment loss of $72,133 which will be treated as having occurred on January 1, 2005.

15 CALAMOS GROWTH AND INCOME PORTFOLIO

                                                   Notes to Financial Statements

Note 5 - SECURITIES LENDING

During the year ended December 31, 2004, the Portfolio lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Portfolio would not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors and the security lending agent will monitor the creditworthiness of the firms to which the Portfolio lends securities. At December 31, 2004, the Portfolio had securities valued at $3,599,055 that were on loan to broker-dealers and banks and $3,698,098 in cash or cash equivalent collateral.

                                              ANNUAL REPORT DECEMBER 31, 2004 16

Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                            YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------
                                                  2004      2003      2002       2001     2000
                                                 -------   -------   -------   -------   -------
Net asset value, beginning of period             $ 12.74   $ 10.46   $ 11.29   $ 12.30   $ 12.18
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.13      0.34      0.43      0.38      0.31
Net realized and unrealized gain (loss) from
investments and foreign currency transactions       1.27      2.32     (0.89)    (0.99)     0.39
Total from investment operations                    1.40      2.66     (0.46)    (0.61)     0.70
DISTRIBUTIONS:
Dividends from net investment income               (0.16)    (0.38)    (0.37)    (0.40)    (0.30)
Dividends from net realized gains                      -         -         -         -     (0.28)
Total distributions                                (0.16)    (0.38)    (0.37)    (0.40)    (0.58)
NET ASSET VALUE, END OF PERIOD                   $ 13.98   $ 12.74    $10.46    $11.29    $12.30
TOTAL RETURN (a)                                   11.10%    25.76%    (4.10%) (  4.87%)    5.72%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000)                  $33,719   $22,368   $15,863   $15,104   $10,859
Ratio of net expenses to average net assets         1.31%     1.47%     1.00%     1.00%     1.00%
Ratio of net investment income to average net
assets                                              1.16%     3.11%     3.98%     3.41%     3.01%
Ratio of gross expenses to average net assets
prior to waiver of expenses by the Advisor          1.31%     1.59%     1.78%     1.28%     3.44%
Portfolio turnover rate                            79.53%    68.46%    42.88%    57.57%    70.51%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year, and redemption on the last day of the year. Total return does not reflex the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

17 CALAMOS GROWTH AND INCOME PORTFOLIO

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF CALAMOS
ADVISORS TRUST

We have audited the accompanying statement of assets and liabilities of Calamos Advisors Trust (comprised solely of the Calamos Growth and Income Portfolio) (the "Trust"), including the schedule of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Calamos Growth and Income Portfolio of Calamos Advisors Trust at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP
Chicago, Illinois
February 4, 2005

                                              ANNUAL REPORT DECEMBER 31, 2004 18

Trustees and Officers (unaudited)

The management of the Portfolio, including general supervision of duties performed for the Portfolio under the Investment Management Agreement, is the responsibility of its Board of Trustees.

The following table sets forth, as of December 31, 2004 each Trustee's position(s) with the Portfolio, age, principal occupation during the past five years, number of portfolios overseen, other directorships, and the date on which the Trustee first became a trustee of the Portfolio.

                            POSITION(S) HELD WITH              NUMBER OF PORTFOLIOS   PRINCIPAL OCCUPATIONS(S)
NAME AND AGE                TRUST AND DATE FIRST ELECTED       IN FUND COMPLEX        DURING PAST 5 YEARS AND
AT DECEMBER 31, 2004        OR APPOINTED TO OFFICE             OVERSEEN BY TRUSTEE    OTHER DIRECTORSHIPS HELD
-------------------------   --------------------------------   --------------------   ----------------------------------------------
Trustees who are interested persons of Portfolio:

JOHN P. CALAMOS, SR., 64*   Trustee and the President                  12             President and CEO, Calamos Asset
                            (Since 1999)                                              Management, Inc. ("CAM"), Calamos Holdings LLC
                                                                                      ("CHLLC"), Calamos Advisors LLC and its
                                                                                      predecessor ("Calamos Advisors"), and Calamos
                                                                                      Financial Services LLC and its predecessor
                                                                                      ("CFS"); Director, CAM

NICK P. CALAMOS, 43*        Trustee and the Vice President             12             Senior Executive Vice President, CAM, CHLLC,
                            (since 1999)                                              Calamos Advisors, and CFS; Director, CAM

Trustees who are not interested persons of Portfolio:

JOE F. HANAUER, 67          Trustee (since 1999)                       12             Private Investor; Director, MAF Bancorp
                                                                                      (banking), Chairman and Director,
                                                                                      Homestore.com, Inc., (Internet provider of
                                                                                      real estate information and products);
                                                                                      Director, Combined Investments, L.P.
                                                                                      (investment management)
WESTON W. MARSH, 54         Trustee (since 2002)                       12             Partner, Freeborn & Peters (law firm)

JOHN E. NEAL, 54            Trustee (since 2001)                       12             Private Investor; Managing Director, Bank One
                                                                                      Capital Markets, Inc. (investment banking)
                                                                                      (1999-2004); Executive Vice President and Head
                                                                                      of Real Estate Department, Bank One
                                                                                      (1998-2000); Director, The Brickman Group,
                                                                                      Ltd. (landscaping company)


WILLIAM R. RYBAK, 53        Trustee (since 2002)                       12             Private investor; formerly Executive Vice
                                                                                      President and CFO, Van Kampen Investments,
                                                                                      Inc. (investment management); Director,
                                                                                      Private Bancorp, Inc. (banc holding company);
                                                                                      Director Howe Barnes Investments (investment
                                                                                      services firm).

STEPHEN B. TIMBERS, 60      Trustee (since 2004)                       12             Private investor; formerly Vice Chairman,
                                                                                      Northern Trust Corporation (bank holding
                                                                                      company); President and Chief Executive
                                                                                      Officer, Northern Trust Investments, N.A.
                                                                                      (investment management); formerly President,
                                                                                      Northern Trust Global Investments, a division
                                                                                      of Northern Trust Corporation, and Executive
                                                                                      Vice President, The Northern Trust
                                                                                      Corporation; Trustee, Northern Mutual Fund
                                                                                      Complex** (registered investment companies)

* John P. Calamos and Nick P. Calamos are Trustees who are "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "1940 Act") because of their position with Calamos.

** Overseeing 53 portfolios in fund complex.

The Fund Complex consists of Calamos Investment Trust, Calamos Advisors Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, and Calamos Strategic Total Return Fund.

 19 CALAMOS GROWTH AND INCOME PORTFOLIO

                                               Trustees and Officers (unaudited)

Officers. Messrs. John Calamos and Nick Calamos are president and vice president of the Trust, respectively. The preceding table gives more information about Messrs. John Calamos and Nick Calamos. The following table sets forth as of December 31, 2004, each other Officer's name, position with the Trust, age, principal occupation during the past five years, other directorships, and the date on which he or she first became an officer of the Trust. Each Officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the Board of Trustees.

                           POSITION(S) HELD WITH
NAME AND AGE               TRUST AND DATE FIRST ELECTED   PRINCIPAL OCCUPATIONS(S) DURING PAST 5 YEARS
AT DECEMBER 31, 2004       OR APPOINTED TO OFFICE         AND OTHER  DIRECTORSHIPS HELD
------------------------   ----------------------------   --------------------------------------------
NIMISH S. BHATT, 41        Treasurer (since 2004)         Senior Vice President and Director of
                                                          Operations, CAM, CHLLC, Calamos Advisors and
                                                          CFS (since 2004); Senior Vice President,
                                                          Alternative Investments and Tax Services of
                                                          BISYS, prior thereto

PATRICK H. DUDASIK, 49     Vice President (since 2001)    Executive Vice President, Chief Financial
                                                          Officer and Administrative Officer, and
                                                          Treasurer of CAM and CHLLC (since 2004),
                                                          Calamos Advisors and CFS (since 2001); Chief
                                                          Financial Officer, David Gomez and Assoc.,
                                                          Inc. (1998-2001); and Chief Financial
                                                          Officer, Scudder Kemper Investments, Inc.,
                                                          prior

JAMES S. HAMMAN, JR., 35   Secretary (since 1999)         Executive Vice President, Secretary, and
                                                          General and CHLLC (since 2004), Calamos
                                                          Advisors and  CFS (since 1998)

MICHAEL CIOTOLA, 36        Assistant Treasurer            Manager of Mutual Fund Operations, Calamos
                           (since 2004)                   Advisors (since 2004); Director of Financial
                                                          Services, BIYSYS Funds Service, Inc (
                                                          2003-2004 ); Various positions within BISYS
                                                          (prior thereto)

The Statement of Additional Information ("SAI") includes additional information about fund directors and is available upon request without charge by calling our toll free number (800) 582.6959.

The mailing address of the Trustees and Officers is Calamos Funds; Attn:
Secretary, 1111 E. Warrenville Road, Naperville, IL 60563-1463

TAX AND OTHER INFORMATION (UNAUDITED)

TAX INFORMATION. We are providing this information as required by the Internal Revenue Code (Code). The amounts shown may differ from those elsewhere in this report due to differences between tax and financial reporting requirements. In January 2005, shareholders will receive Form 1099-DIV which will include their share of qualified dividends and capital gains distributed during the calendar year 2004. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Code, the Portfolio hereby designates $170,002, or the maximum amount allowable under the Code, as qualified dividends for the fiscal year ended December 31, 2004.

Under Section 854(b)(2) of the Code, the Portfolio hereby designates 30.11% of the ordinary income dividends as income qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2004.

PROXY VOTING POLICIES. A description of the Calamos Proxy Voting Policies and Procedures is available free of charge upon request by calling (800) 582-6959, by visiting the Calamos website at www.calamos.com, by writing Calamos at:
Calamos Advisors LLC, Attn: Client Services, 1111 E. Warrenville Road, Naperville, IL 60563, or by visiting the SEC website at http://www.sec.gov. The Portfolio's proxy voting record for the twelve month period ended June 30, 2004, is also available free of charge upon request by calling or writing Calamos Advisors LLC and by visiting the SEC website at http://www.sec.gov.

The Portfolio files a complete list of its portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Form N-Q is available free of charge, upon request, by calling or writing Calamos Advisors LLC or by visiting the SEC website. You may also review or, for a fee, copy the form at the SEC's Public Reference Room in Washington, D.C. (202) 942-8090.

CALAMOS ADVISORS TRUST

This report, including the audited financial statements contained herein, is submitted for general information for the shareholders of the Portfolio. The report is not authorized for distribution to prospective investors in the Portfolio unless it is accompanied by a currently effective prospectus of the Portfolio, and, after December 31, 2004, updated performance data for the most recently completed calendar quarter. The views expressed in this report reflect those of Calamos Advisors LLC, only through December 31, 2004. The advisor's views are subject to change at any time based on market and other conditions.

                                              ANNUAL REPORT DECEMBER 31, 2004 20

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or person performing similar functions.

(b) Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) (1) The registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that, for the period covered by the shareholder report presented in Item 1 hereto, it has two audit committee financial experts serving on its audit committee, each of whom is an independent Trustee for purpose of this N-CSR item: John E. Neal and William Rybak. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligation, or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fee - $25,000 and $27,000 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant; annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees - $7,250 and $11,500 are the aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees - $21,756 and $21,396 are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.

    There were no fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the investment adviser for tax compliance, tax advice and tax planning that were required to be pre-approved by the audit committee as described in paragraph (e)(1) of this
Item 4.

(d) All Other Fees - $0 and $0 are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraph (a)-(c) of this
Item 4.

    There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the investment adviser, other than the services reported in paragraphs (a)-(c) of this Item 4, that were required to be pre-approved by the audit committee as described in paragraph
(e)(1) of this Item 4.

(e) (1) Registrant's audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

    The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant, including the fees and other compensation to be paid to the principal accountants; provided that the pre-approval of non-audit services is waived if (i) the services were not recognized by management at the time of the engagement as non-audit services,
(ii) the aggregate fees for all non-audit services provided to the registrant are less than 5% of the total fees paid by the registrant to its principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

    The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant, including the fees and other compensation to be paid to the principal accountants; provided that pre-approval of non-audit services to the adviser or an affiliate of the adviser is not required if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the adviser and all entities controlling, controlled by or under common control with the adviser are less than 5% of the total fees for non-audit services requiring pre-approval under paragraph (e)(1) of this Item 4 paid by the registrant, the adviser or its affiliates to the registrant's principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

    (2) 100% of the services provided to the registrant described in paragraphs
(b)-(d) of this Item 4 were pre-approved by the audit committee pursuant to paragraphs (e)(1) of this Item 4. There were no services provided to the investment adviser or any entity controlling, controlled by or under common control with the adviser described in paragraphs (b)-(d) of this Item 4 that were required pre-approved by the audit committee.

(f) No disclosures are required by this Item 4(f).

(g) $29,006 and $32,896 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant. $40,900 and $0 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser or any entity controlling, controlled by or under common control with the adviser. All of the aggregate fees billed by the principal accountant for non-audit services to the registrant's investment adviser relate to services that began prior to the adoption of rules requiring audit committee pre-approval. However, the registrant's audit committee did approve such non-audit services.

(h) No disclosures are required by this Item 4(h).

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee. The members of the registrant's audit committee are John E. Neal, Joe F. Hanauer, Weston W. Marsh, William R. Rybak and Stephen B. Timbers.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included in the Report to Shareholders in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant has delegated the voting of proxies relating to its voting securities to its investment adviser, Calamos Advisors, LLC ("Calamos"). A description of Proxy Voting Policies and Procedures of ("Calamos") are included as an Exhibit hereto.

ITEM 8.  PURCHASES OF EQUITY SECURITIES

                    REGISTRANT PURCHASES OF EQUITY SECURITIES

----------------------- --------------------- -------------------- --------------------- --------------------
PERIOD                  (A) TOTAL NUMBER OF   (B)AVERAGE PRICE     (C) TOTAL NUMBER OF   (D) MAXIMUM NUMBER
                        SHARES (OR            PAID PER SHARE (OR   SHARES (OR UNITS)     (OR APPROXIMATE
                        UNITS)PURCHASED       UNIT)                PURCHASED AS PART     DOLLAR VALUE) OF
                                                                   OF PUBLICLY           SHARES (OR UNITS)
                                                                   ANNOUNCED PLANS OR    THAT MAY YET BE
                                                                   PROGRAMS              PURCHASED UNDER
                                                                                         THE PLANS OR
                                                                                         PROGRAMS
----------------------- --------------------- -------------------- --------------------- --------------------
MAY 1-MAY 30, 2004      5000*                 $14.00               N/A                   N/A
----------------------- --------------------- -------------------- --------------------- --------------------

* Shares acquired on the open market.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No material changes.

ITEM 10.  CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1) Code of Ethics

(a)(2)(i) Certification of Principal Executive Officer.

(a)(2)(ii) Certification of Principal Financial Officer.

(b) Description of Proxy Voting Policies and Procedures

                                                                    EXHIBIT 99.b



               DESCRIPTION OF PROXY VOTING POLICIES AND PROCEDURES

        The Fund has delegated proxy voting responsibilities to its investment adviser, Calamos Advisors LLC. ("Calamos"), subject to the Board's general oversight. The Fund expects Calamos to vote proxies related to the Fund's portfolio securities for which the Fund has voting authority consistent with the Fund's best economic interests. Calamos has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the adviser and its affiliates, including the Fund's principal underwriter.

        The following is a summary of the proxy voting Policies used by Calamos to follow in voting proxies.

        To assist it in voting proxies, Calamos has established a Committee comprised of members of its Portfolio Management and Research Departments. The committee and/or its members will vote proxies using the following guidelines.

        In general, if Calamos believes that a company's management and board have interests sufficiently aligned with the Fund's interest, Calamos will vote in favor of proposals recommended by a company's board. More specifically, Calamos seeks to ensure that the board of directors of a company is sufficiently aligned with security holders' interests and provides proper oversight of the company's management. In many cases this may be best accomplished by having a majority of independent board members. Although Calamos will examine board member elections on a case-by-case basis, Calamos will generally vote for the election of directors that would result in a board comprised of a majority of independent directors.

        Because of the enormous variety and complexity of transactions that are presented to shareholders, such as mergers, acquisitions, reincorporations, adoptions of anti-take over measures (including adoption of a shareholder rights plan, requiring supermajority voting on particular issues, adoption of fair price provisions, issuance of blank check preferred stocks and the creation of a separate class of stock with unequal voting rights), changes to capital structures (including authorizing additional shares, repurchasing stock or approving a stock split), executive compensation and option plans, that occur in a variety of industries, companies and market cycles, it is extremely difficult to foresee exactly what would be in the best interests of the Fund in all circumstances. Moreover, voting on such proposals involves considerations unique to each transaction. Accordingly, Calamos will vote on a case-by-case basis on proposals presenting these transactions.

        Finally, Calamos has established procedures to help resolve conflicts of interests that might arise when voting proxies for the Fund. This procedure provides that the Committee, along with Calamos' Legal Department, will examine conflicts of interests with the Fund of which Calamos is aware and seek to resolve such conflicts in the best interests of the Fund, irrespective of any such conflict.

        You may obtain a copy of the Calamos' Policies by calling (800) 582-6959, by visiting its website at www.calamos.com or by writing Calamos at:
Calamos Investments, Attn: Client Services, 1111 East Warrenville Road, Naperville, IL 60563, and on the Securities and Exchange Commission's website at www.sec.gov.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:    /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:

By:    /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:   /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:

By:   /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date: